SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 345,777	$ 48,555
Assets held-in-trust, noncurrent	136,871,183
Offering costs	7,738,161
Underwriting fees	2,645,000
Deferred underwriting fee	4,628,750
Initial public offering costs	464,411
Temporary equity, carrying amount, attributable to parent	$ 136,771,183
Outstanding warrants	(13,979,000)
Unrecognized tax benefits	$ 0	0
Income tax penalties and interest accrued	0	0
Federal deposit insurance corporation premium expense	250,000
Investments held in trust	136,871,183	$ 0
Public Warrants [Member]
Warrant issuance cost	1,358,457
Private Placement Warrants [Member]
Warrant issuance cost	$ 19,656